Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation and Management Development Committee generally grants awards under the Company’s long-term equity incentive program in the first quarter of each fiscal year to incentivize the executive officers to deliver on the Company’s strategic objectives for the new fiscal year, and the Company endeavors to avoid timing such grants around the filing of periodic reports or current reports that may contain material non-public
information.
MNPI Disclosure Timed for Compensation Value	false